Related parties' transactions and balances	12 Months Ended
Dec. 31, 2023
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Related parties' transactions and balances
Note 27. Related parties’ transactions and balances
Note 2.3 provides information on the Company’s structure. As of December 31, 2023 and 2022, the Company carries no balances with related parties.
Key management personnel remuneration
Below are the amounts recognized in the consolidated statements of profit or loss and other comprehensive income related to Company key personnel:

	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
Share-based payment transactions	18,618	13,119	8,875
Short-term benefits	13,959	12,990	11,626

Total compensation paid to key personnel	32,577	26,109	20,501